LOANS (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Past due loans
30-89 days Past Due (accruing)	$ 951	$ 354
90+ days Past Due/Nonaccrual	4,687	5,490	5,921
Total	5,638	5,844
Commercial real estate
Past due loans
30-89 days Past Due (accruing)	575	15
90+ days Past Due/Nonaccrual	3,071	2,362	3,522
Total	3,646	2,377
Commercial, financial, and agricultural
Past due loans
30-89 days Past Due (accruing)	71	137
90+ days Past Due/Nonaccrual	436	1,111	760
Total	507	1,248
Commercial construction
Past due loans
90+ days Past Due/Nonaccrual	675		458
Total	675
One to four family residential real estate
Past due loans
30-89 days Past Due (accruing)	291	188
90+ days Past Due/Nonaccrual	505	1,997	1,129
Total	796	2,185
Consumer construction
Past due loans
90+ days Past Due/Nonaccrual		20	52
Total		20
Consumer
Past due loans
30-89 days Past Due (accruing)	14	14
Total	$ 14	$ 14